Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization and principal activities
Schedule of consolidated assets and liabilities information and consolidated operating results and cash flows information of the Group's VIE and VIE's subsidiaries

The following consolidated assets and liabilities information of the Group’s VIE and VIE’s subsidiaries as of December 31, 2020 and 2021, and consolidated operating results and cash flows information for the years ended December 31, 2019, 2020 and 2021, have been included in the accompanying Consolidated Financial Statements:

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	473,733	227,742
Restricted cash	9,390	24,131
Short-term investments	9,000	6,150
Accounts receivable, net	2,252,103	879,103
Loans to equity method investees, net	92,116	—
Amount due from related parties*	583,662	627,140
Prepayments and other current assets, net	182,559	206,689
Total current assets	3,602,563	1,970,955
Property, equipment and software, net	14,291	14,562
Equity method investments, net	468,088	256,062
Long-term equity investment, net	40,000	14,000
Deferred tax assets, net	3,558	—
Other non-current assets	7,488	—
Total non-current assets	533,425	284,624
Total assets	4,135,988	2,255,579
Short-term bank borrowings	443,444	134,780
Accounts payable	1,775,826	1,154,572
Customers’ refundable fees	36,074	30,997
Current instalments of long-term loans from a related party**	300,000	234,000
Amounts due to related parties*	118,826	207,400
Accrued expenses and other payables	269,434	171,725
Income tax payables	510	813
Total current liabilities	2,944,114	1,934,287
Non-current liabilities
Income tax payables	22,622	27,171
Long-term loans from a related party excluding current instalments**	1,007,000	1,128,000
Total non-current liabilities	1,029,622	1,155,171
Total liabilities	3,973,736	3,089,458

*     Amounts due from and to related parties represent the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.

**   Long-term loans from a related party represents entrusted loans with 3-year term at annual interest rate of 0.2-0.5% (2020: 0.2-0.5%) from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Total revenue	3,599,436	2,450,937	905,284
Net loss	(520,230)	(83,285)	(1,031,939)
Net cash provided by (used in) operating activities	103,298	(312,630)	(20,162)
Net cash (used in) provided by investing activities	(206,192)	14,500	(43,725)
Net cash provided by (used in) financing activities	329,000	134,964	(167,363)
Net increase (decrease) in cash, cash equivalents and restricted cash	226,106	(163,166)	(231,250)
Cash, cash equivalents and restricted cash at the beginning of the year	420,183	646,289	483,123
Cash, cash equivalents and restricted cash at the end of the year	646,289	483,123	251,873